Income Tax - Summary of Income Tax Reconciliation Using Composite Statutory Income Tax Rate Applicable by Tax Jurisdiction (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income before income tax	€ 222	€ 49	€ 65
Composite statutory income tax rate applicable by tax jurisdiction	24.10%	31.90%	24.90%
Income tax (expense) / benefit calculated at composite statutory tax rate applicable by tax jurisdiction	€ (53)	€ (16)	€ (16)
Tax effect of:
Changes in recognized and unrecognized deferred tax assets	30	(61)	(45)
Change in tax rate		(11)	(6)
Other	(9)	8	(2)
Income tax (expense) / benefit	€ (32)	€ (80)	€ (69)
Effective income tax rate	14.00%	163.00%	106.00%